Government Grant - Relief Fund (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Government Grants
Amount of public health and social services emergency fund	$ 6,008,000
Public health and Social Services Emergency Fund
Government Grants
Amount of public health and social services emergency fund	1,797,000
Amount of expenses related to PPP	0
Public health and Social Services Emergency Fund | Other expense (income)
Government Grants
Amount of reduction in the liability	$ 1,166,000	$ 0